Subsequent Events (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jul. 31, 2025	Jul. 28, 2025	Apr. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Apr. 30, 2023
Subsequent Event [Line Items]
Proceeds from issuance of SAFE liabilities						$ 1,695,000		$ 150,000
Equity Financing [Member]
Subsequent Event [Line Items]
Discount rate										80.00%
Liquidity Event [Member]
Subsequent Event [Line Items]
Discount rate										80.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of SAFE liabilities					$ 1,695,000
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Vest over shares period		The shares vest over a 2-year period from the issuance date.
Subsequent Event [Member] | Restricted Stock [Member] | Consultants [Member]
Subsequent Event [Line Items]
Granted shares		100,000
Grant date fair value		$ 0.62
Subsequent Event [Member] | Chief Operating Officer [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Number of shares issued				2,000,000
Vesting period				The shares vest over a 2-year period from the issuance date.
Subsequent Event [Member] | Consultants [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	454,168
Vesting period	The shares vest over a 2-year period from the issuance date.
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Annaul salary			$ 250,000
Subsequent Event [Member] | Equity Financing [Member]
Subsequent Event [Line Items]
Discount rate					80.00%	80.00%
Subsequent Event [Member] | Liquidity Event [Member]
Subsequent Event [Line Items]
Discount rate					80.00%	80.00%